Condensed Statement of Changes in Shareholders' Equity (Unaudited) - USD ($)	Class A Ordinary Shares CIK0001816090 FTAC Olympus Acquisition Corp.	Class B Ordinary Shares CIK0001816090 FTAC Olympus Acquisition Corp.	Total	CIK0001816090 FTAC Olympus Acquisition Corp.	Additional paid-in capital	Additional paid-in capital CIK0001816090 FTAC Olympus Acquisition Corp.	Accumulated deficit	Accumulated deficit CIK0001816090 FTAC Olympus Acquisition Corp.
Beginning balance at Dec. 31, 2019			$ (5,363,000)		$ 30,615,000		$ (36,321,000)
Net income (loss)			(7,479,000)				(7,479,000)
Ending balance at Mar. 31, 2020			5,089,000		48,569,000		(43,800,000)
Beginning balance at Dec. 31, 2019			(5,363,000)		30,615,000		(36,321,000)
Net income (loss)			(23,746,000)				(23,746,000)
Ending balance at Dec. 31, 2020	$ 1,008	$ 1,941	24,299,000	$ 5,000,001	79,933,000	$ 14,150,592	(60,067,000)	$ (9,153,540)
Ending balance (in shares) at Dec. 31, 2020	10,076,606	19,411,094
Beginning balance at Jun. 01, 2020
Beginning balance (in shares) at Jun. 01, 2020
Beginning balance at Jun. 01, 2020
Beginning balance (in shares) at Jun. 01, 2020
Change in value of Class A ordinary shares subject to redemption	$ 6,756			675,677,699		675,670,943
Change in value of Class A ordinary shares subject to redemption (in Shares)	67,567,770
Net income (loss)				(9,153,540)				(9,153,540)
Ending balance at Dec. 31, 2020	$ 1,008	$ 1,941	24,299,000	5,000,001	79,933,000	14,150,592	(60,067,000)	(9,153,540)
Ending balance (in shares) at Dec. 31, 2020	10,076,606	19,411,094
Change in value of Class A ordinary shares subject to redemption	$ 91			9,048,909		9,048,818
Change in value of Class A ordinary shares subject to redemption (in Shares)	904,891
Net income (loss)			(3,508,000)	(9,048,908)			(3,508,000)	(9,048,908)
Ending balance at Mar. 31, 2021	$ 1,099	$ 1,941	$ 24,439,000	$ 5,000,002	$ 84,765,000	$ 23,199,410	$ (63,575,000)	$ (18,202,448)
Ending balance (in shares) at Mar. 31, 2021	10,981,497	19,411,094